Offerings - Offering: 1	Oct. 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	% Notes due 20
Maximum Aggregate Offering Price	$ 70,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,667.00
Offering Note	Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended. Includes notes that may be issued pursuant to the underwriters' option to purchase additional notes.